Investments in associates (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
BNP Paribas Cardif Life Insurance
Investments in associates [Line Items]
Country	Korea
Reporting date	September 30
Ownership	14.99%	14.99%
Songrim Partners
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	35.34%	35.34%
Partners 4th Growth Investment Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	September 30
Ownership	25.00%	25.00%
KTB Newlake Global Healthcare PEF
Investments in associates [Line Items]
Country	Korea
Reporting date	September 30
Ownership	30.00%	30.00%
DAEKWANG SEMICONDUCTOR CO., LTD.
Investments in associates [Line Items]
Country	Korea
Ownership		20.94%
Shinhan-Neoplux Energy Newbiz Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	31.66%	31.66%
Shinhan-Albatross Tech Investment Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	50.00%	49.97%
VOGO Debt Strategy Qualified IV Private
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	20.00%	20.00%
Shinhan-Midas Donga Secondary Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	50.00%	50.00%
Shinhan Praxis K-Growth Global Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	18.87%	18.87%
Credian Healthcare Private Equity Fund II
Investments in associates [Line Items]
Country	Korea
Ownership		34.07%
Kiwoom Milestone Professional Private Real Estate Trust 19
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	50.00%	50.00%
AIP EUROGREEN Private Real Estate Investment Trust No.3
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	21.28%	21.28%
Shinhan Global Healthcare Fund 1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	4.41%	4.41%
JB Power TL Investment Type Private Placement Special Asset Fund 7
Investments in associates [Line Items]
Country	Korea
Ownership		33.33%
KB NA Hickory Private Special Asset Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	37.50%	37.50%
Koramco Europe Core Private Placement Real Estate Fund No.2-2
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	44.02%	44.02%
BNP Paribas Cardif General Insurance
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	5.46%	7.46%
Hermes Private Investment Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	29.17%	29.17%
Shinhan-Nvestor Liquidity Solution Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	24.92%	24.92%
Shinhan AIM FoF Fund 1a
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	25.00%	25.00%
IGIS Global Credit Fund 150-1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	25.00%	25.00%
Partner One Value up I Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	27.91%	27.91%
Genesis No.1 Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	22.80%	22.80%
Korea Omega Project Fund III
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	23.53%	23.53%
Soo Delivery Platform Growth Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	30.00%	30.00%
Genesis North America Power Company No.1 PEF
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	40.03%	39.96%
Hyungje art printing
Investments in associates [Line Items]
Country	Korea
Ownership		31.54%
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	23.33%	23.33%
Korea Finance Security
Investments in associates [Line Items]
Country	Korea
Reporting date	September 30
Ownership	14.91%	14.91%
Multimedia Tech Co.Ltd
Investments in associates [Line Items]
Country	Korea
Ownership		21.06%
MIEL CO.,LTD
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	28.77%	28.77%
AIP Transportation Specialized Privately Placed Fund Trust #1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	35.73%	35.73%
DB Epic Convertiblebond Private Trust No.2
Investments in associates [Line Items]
Country	Korea
Ownership		50.98%
E&Healthcare Investment Fund No.6
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	21.05%	21.05%
One Shinhan Global Fund 1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	20.56%	19.96%
Kiwoom-Shinhan Innovation Fund I
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	50.00%	50.00%
Daishin-K&T New Technology Investment Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	31.25%	31.25%
Midas Asset Global CRE Debt Private Fund No.6
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	41.16%	41.16%
Richmond Private Investment Trust No.82
Investments in associates [Line Items]
Country	Korea
Ownership		60.00%
Tiger Alternative Real Estate Professional Private5
Investments in associates [Line Items]
Country	Korea
Ownership		48.71%
Samchully Midstream Private Placement Special Asset Fund 5-4
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	42.92%	42.92%
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	20.00%	20.00%
NH-Amundi Global Infrastructure Trust 14
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	30.00%	30.00%
Jarvis Memorial Private Investment Trust 1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	99.01%	99.01%
Mastern Private Investment Trust 68
Investments in associates [Line Items]
Country	Korea
Ownership		53.76%
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	60.00%	60.00%
Milestone Private Real Estate Fund 3 (Derivative Type)
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	32.06%	32.06%
IGIS Private Real Estate Investment Trust 286 (2 class)
Investments in associates [Line Items]
Country	Korea
Ownership		41.44%
Nomura-Rifa Private Real Estate Investment Trust 31 (2 class)
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	31.31%	31.31%
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	21.27%	21.27%
Hana Semiconductor New Technology Fund
Investments in associates [Line Items]
Country	Korea
Ownership		24.30%
J&Magnet Startup Venture Specialized Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Ownership		24.39%
Cape IT Fund No.3
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	32.89%	32.89%
FuturePlay-Shinhan TechInnovation Fund 1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	50.00%	50.00%
Stonebridge Corporate 1st Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	44.12%	44.12%
Vogo Realty Partners Private Real Estate Fund V
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	21.64%	21.64%
Korea Credit Bureau
Investments in associates [Line Items]
Country	Korea
Reporting date	September 30
Ownership	9.00%	9.00%
SBC PFV Co., Ltd
Investments in associates [Line Items]
Country	Korea
Reporting date	September 30
Ownership	25.00%	25.00%
NH-amundi global infra private fund 16
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	50.00%	50.00%
IMM Global Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	33.00%	33.00%
HANA Alternative Estate Professional Private122
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	74.02%	75.19%
Hanwha-Incus Plus New Technology Fund No.1
Investments in associates [Line Items]
Country	Korea
Ownership		42.64%
SH Corporate Professional Investment Type Private Security Investment Trust No.7
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	45.96%	45.96%
SH BNCT Professional Investment Type Private Special Asset Investment Trust
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	72.50%	72.39%
PSA EMP Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Ownership		28.99%
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	52.28%	52.28%
BRAIN DO PROFESSIONALE PRIVATE No. 27
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	29.13%	29.13%
UI Venture Fund 7th
Investments in associates [Line Items]
Country	Korea
Ownership		24.39%
Sparklabs-Shinhan Opportunity Fund 1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	49.50%	49.50%
BNW Tech-Innovation Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	29.85%	29.85%
IGIS Real-estate Private Investment Trust No.33
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	40.86%	40.86%
Findvalue PreIPO 6th Professional Investment Type Private Investment Trust
Investments in associates [Line Items]
Country	Korea
Ownership		31.58%
WWG Global Real Estate Investment Trust no.4
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	29.55%	29.55%
Goduck Gangil10 PFV Co., Ltd
Investments in associates [Line Items]
Country	Korea
Reporting date	September 30
Ownership	19.90%	19.90%
Fidelis Global Private Real Estate Trust No.2
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	78.26%	78.26%
IGIS PRIVATE REAL ESTATE TRUST NO.331
Investments in associates [Line Items]
Country	Korea
Ownership		30.77%
AIP EURO PRIVATE REAL ESTATE TRUST No. 12
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	28.70%	28.70%
Shinhan Healthcare Fund 2
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	13.68%	13.68%
Pebblestone CGV Private Real Estate Trust No.1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	48.53%	48.53%
SH Corporate Professional Investment Type Private Security Investment Trust No.45
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	43.65%
Shinhan AIM Real Estate Fund No.2
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	30.00%	30.00%
Shinhan AIM Real Estate Fund No.1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	21.01%	21.01%
SH Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	22.02%	22.02%
SH Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	29.19%	29.19%
SH Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	71.43%	71.43%
SH Japan Photovoltaic Private Special Asset Investment Trust No. 1
Investments in associates [Line Items]
Country	Korea
Ownership		30.00%
Korea Omega-Shinhan Project Fund I
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	50.00%	50.00%
ST-Bonanja Food tech
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	38.83%	38.83%
New Green Shinhan Mezzanine Fund
Investments in associates [Line Items]
Country	Korea
Ownership		39.22%
KORAMKO-Daum Professional Private Investment Trust No.12
Investments in associates [Line Items]
Country	Korea
Ownership		33.33%
Samsung SRA Real Estate Professional Private 45[FoFs]
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	25.00%	25.00%
IBK Global New Renewable Energy Special Asset Professional Private2
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	28.98%	28.98%
VS Cornerstone Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	41.18%	41.18%
Aone Mezzanine Opportunity Professional Private
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	66.09%	66.12%
KiwoomUnicorn3New Technology Business Investment Fund
Investments in associates [Line Items]
Country	Korea
Ownership		21.28%
Multi Asset The United States Thortons Professional Private1
Investments in associates [Line Items]
Country	Korea
Ownership		25.00%
Kiwoom Milestone US Real Estate Professional Private20
Investments in associates [Line Items]
Country	Korea
Ownership		75.27%
NH-Amundi US Infrastructure Private Fund2
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	25.91%	25.91%
KB Distribution Private Real Estate1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	62.00%	62.00%
SHBNPP Jigae Namsan BTO professional Investment Type Private Special Asset Investment Trust [Infra business]
Investments in associates [Line Items]
Country	Korea
Ownership		28.93%
SHBNPP Japan Photovoltaic Private Special Asset Investment Trust No.2 [Loan-Derivative]
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	30.00%	30.00%
Kakao-Shinhan 1st TNYT Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	48.62%	48.62%
IMM Special Situation 1-2 PRIVATE EQUITY FUND
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	20.00%	20.02%
Pacific Private Placement Real Estate Fund No.40
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	24.73%	24.73%
Mastern Private Real Estate Loan Fund No.2
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	33.57%	33.57%
LB Scotland Amazon Fulfillment Center Fund 29
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	70.14%	70.14%
JR AMC Hungary Budapest Office Fund 16
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	32.57%	32.57%
IGIS 372 Real Estate Professional Private
Investments in associates [Line Items]
Country	Korea
Ownership		28.39%
EDNCENTRAL Co.,Ltd
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	19.87%	19.87%
KoFC-Neoplux R&D-Biz Creation 2013-1 Venture Capital Fund
Investments in associates [Line Items]
Country	Korea
Ownership		19.00%
Future-Creation Neoplux Venture Capital Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	16.25%	16.25%
Gyeonggi-Neoplux Superman Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	21.76%	21.76%
NewWave 6th Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	30.00%	30.00%
KTC-NP Growth Champ 2011-2 Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	5.56%	5.56%
Neoplux No.3 Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	10.00%	10.00%
PCC Amberstone Private Equity Fund I
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	21.67%	21.67%
KIAMCO POWERLOAN TRUST 4TH
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	47.37%	47.37%
Mastern Opportunity Seeking Real Estate Fund II
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	20.00%	20.00%
AION ELFIS PROFESSIONAL PRIVATE 1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	20.00%	20.00%
T&F 2020 SS Private Equity Fund Specializing in Start-up and Venture Business
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	29.68%	29.68%
Neoplux Market-Frontier Secondary Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	19.74%	19.74%
Harvest Private Equity Fund II
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	22.06%	22.06%
Synergy Green New Deal 1st New Technology Business Investment Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	28.17%	28.17%
KAIM Real-estate Private Investment Trust 20
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	38.46%	38.46%
KIAMCO Vietnam Solar Special Asset Private Investment Trust
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	50.00%	50.00%
Daishin New Technology Investment Fund 5th
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	23.44%	23.44%
CSQUARE SNIPER PROFESSIONAL PRIVATE 10
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	62.50%	62.50%
Acurus Hyundai Investment Partners New Technology
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	26.79%	26.79%
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	97.10%	97.85%
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-2
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	97.10%	97.85%
Pacific Sunny Professional Investors Private Placement Real Estate Investment Company No.45
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	25.00%	25.00%
IGIS Professional Investors Private Investment Real Estate Investment LLC No.395
Investments in associates [Line Items]
Country	Korea
Ownership		58.82%
SHINHAN-NEO Core Industrial Technology Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	49.75%	49.75%
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	30.00%	30.00%
SIMONE Mezzanine Fund No.3
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	29.38%	29.38%
Eum Private Equity Fund No.7
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	21.00%	21.00%
Kiwoom Private Equity Ant-Man Startup Venture Specialized Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	25.00%	25.00%
Kiwoom Hero No.4 Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	21.05%	21.05%
Vogo Canister Professional Trust Private Fund I
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	36.53%	36.68%
SW-S Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	30.30%
CL Buyout 1st PEF
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	21.43%
Timefolio The Venture-V second
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	20.73%
Newlake Growth Capital Partners2 PEF
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	29.91%
Shinhan Smilegate Global PEF I
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	14.21%
Fount Professional Investors Private Investment Trust No.3
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	49.98%
Genesis Eco No.1 PEF
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	29.01%
SHINHAN-NEO Market-Frontier 2nd Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	42.70%
NH-Synergy Core Industrial New Technology Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	36.93%
J& Moorim Jade Investment Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	24.89%
Ulmus SHC innovation investment fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	24.04%
Mirae Asset Partners X Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	35.71%
T Core Industrial Technology 1st Venture PEF
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	31.47%
Curious Finale Corporate Recovery Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	27.78%
TI First Property Private Investment Trust 1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	40.00%
MPLUS Professional Private Real Estate Fund 25
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	41.67%
IBKC Global Contents Investment Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	24.39%
Nautic Smart No.6 Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	37.74%
Premier Luminous Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	27.78%
Hanyang-Meritz 1 Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	22.58%
KNT 2ND PRIVATE EQUITY FUND
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	21.74%
Maple Mobility Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	20.18%
AVES 1st Corporate Recovery Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	76.19%
JS Shinhan Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	3.85%
Daishin Newgen New Technology Investment Fund 1st
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	50.60%
META ESG Private Equity Fund I
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	27.40%
SWFV FUND-1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	40.25%
PHAROS DK FUND
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	24.24%
Shinhan VC tomorrow venture fund 1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	39.62%
Highland 2021-8 Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	32.67%
Medicii 2021-3 Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	24.81%
Tres-Yujin Trust
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	50.00%
Shinhan-Time mezzanine blind Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	50.00%
Capstone REITs No.26
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	50.00%
JB Incheon-Bucheon REITS No.54
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	39.31%
Hankook Smart Real Asset Investment Trust No.3
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	33.33%
JB Hwaseong-Hadong REITs No.53
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	31.03%
KB Oaktree Trust No.3
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	33.33%
Daehan No.36 Office Asset Management Company
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	48.05%
Rhinos Premier Mezzanine Private Investment Fund No.1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	27.93%
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	29.73%
Shinhan JigaeNamsan Road Private Special Asset Investment Trust
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	24.85%
SKS-Yozma Fund No.1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	29.85%
IBKC-METIS Global Contents Investment Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	36.36%
Keistone Unicorn Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	28.00%
Goduck Gangil1 PFV Co., Ltd
Investments in associates [Line Items]
Country	Korea
Reporting date	September 30
Ownership	1.04%	1.04%
ShinHan – Soo Young Entrepreneur Investment Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	24.00%	24.00%